Equity - Narrative (Details)									9 Months Ended	12 Months Ended
	Mar. 20, 2024 $ / shares	Dec. 20, 2023 $ / shares	Nov. 28, 2023 $ / shares	Sep. 19, 2023 $ / shares	Aug. 08, 2023 $ / shares	Jun. 20, 2023 $ / shares	May 17, 2023 $ / shares	May 10, 2023 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) vote_per_share $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares										202,233,997	201,783,532	201,677,981	201,677,981
Authorised shares not yet issued, amount | $										$ 83,898,616	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares										77,189,888	77,189,888	77,189,888
Vote per ordinary share | vote_per_share										1
Transfer of treasury shares (in shares) | shares										(450,465)	(105,551)	0
Dividends paid, ordinary shares per share (in usd per share)					$ 0.80		$ 1.10	$ 0.70	$ 2.07	$ 6.64
Dividend payable (in usd per share)		$ 0.57	$ 0.57	$ 0.80		$ 0.70
Dividends to equity holders | $										$ 646,294,000	$ 24,213,000	$ 24,201,000
Dividends paid, ordinary shares | $										$ 630,500,000	$ 24,200,000	$ 24,200,000
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Total dividend proposed per share (in usd per share)	$ 4.57
Percentage of distribution used as share issuance payment	0.90
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares										220,024,713	220,024,713	220,024,713	220,024,713
Par value per share										$ 0
Transfer of treasury shares (in shares) | shares										0	0	0
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares										17,790,716	18,241,181	18,346,732	18,346,732
Transfer of treasury shares (in shares) | shares										450,465	105,551	0
Retained earnings
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share)							0.051
Dividends to equity holders | $										$ 434,487,000		$ 24,201,000
Retained earnings | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share)	$ 4.30
Share premium
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share)							$ 1.049
Dividends to equity holders | $										$ 211,807,000	$ 24,213,000
Share premium | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share)	$ 0.27